Capital Adequacy Ratios of MHFG MHCB MHBK and MHTB (Detail) (JPY ¥)	Mar. 31, 2013		Mar. 31, 2012
Common Equity Tier 1 capital:
Required	4.50%
Total risk-based capital:
Actual	¥ 2,254,973,000,000
Total risk-based capital:
Required	120.00%
Mizuho Corporate Bank Limited | Consolidated
Common Equity Tier 1 capital:
Required	1,292,000,000,000	[1]
Actual	3,195,000,000,000	[1]
Required	3.50%	[1]
Actual	8.65%	[1]
Tier 1 capital:
Required	1,661,000,000,000	[1]	1,116,000,000,000	[2]
Actual	4,071,000,000,000	[1]	4,431,000,000,000	[2]
Total risk-based capital:
Required	2,953,000,000,000	[1]	2,233,000,000,000	[2]
Actual	5,130,000,000,000	[1]	4,976,000,000,000	[2]
Tier 1 capital:
Required	4.50%	[1]	4.00%	[2]
Actual	11.03%	[1]	15.87%	[2]
Total risk-based capital:
Required	8.00%	[1]	8.00%	[2]
Actual	13.89%	[1]	17.83%	[2]
Mizuho Corporate Bank Limited | Non-consolidated
Common Equity Tier 1 capital:
Required	1,143,000,000,000	[1]
Actual	2,993,000,000,000	[1]
Required	3.50%	[1]
Actual	9.16%	[1]
Tier 1 capital:
Required	1,470,000,000,000	[1]	1,012,000,000,000	[2]
Actual	3,980,000,000,000	[1]	4,135,000,000,000	[2]
Total risk-based capital:
Required	2,613,000,000,000	[1]	2,024,000,000,000	[2]
Actual	5,008,000,000,000	[1]	5,107,000,000,000	[2]
Tier 1 capital:
Required	4.50%	[1]	4.00%	[2]
Actual	12.18%	[1]	16.34%	[2]
Total risk-based capital:
Required	8.00%	[1]	8.00%	[2]
Actual	15.33%	[1]	20.19%	[2]
Mizuho Financial Group Inc | Consolidated
Common Equity Tier 1 capital:
Required	2,059,000,000,000
Actual	4,804,000,000,000
Required	3.50%
Actual	8.16%
Tier 1 capital:
Required	2,647,000,000,000		2,006,000,000,000	[2]
Actual	6,487,000,000,000		6,399,000,000,000	[2]
Total risk-based capital:
Required	4,706,000,000,000		4,012,000,000,000	[2]
Actual	8,345,000,000,000		7,775,000,000,000	[2]
Tier 1 capital:
Required	4.50%		4.00%	[2]
Actual	11.02%		12.76%	[2]
Total risk-based capital:
Required	8.00%		8.00%	[2]
Actual	14.18%		15.50%	[2]
Mizuho Bank Limited | Consolidated
Tier 1 capital:
Required	408,000,000,000	[2],[3]	426,000,000,000	[2]
Actual	2,382,000,000,000	[2],[3]	2,428,000,000,000	[2]
Total risk-based capital:
Required	816,000,000,000	[2],[3]	852,000,000,000	[2]
Actual	3,071,000,000,000	[2],[3]	3,307,000,000,000	[2]
Tier 1 capital:
Required	2.00%	[2],[3]	2.00%	[2]
Actual	11.66%	[2],[3]	11.39%	[2]
Total risk-based capital:
Required	4.00%	[2],[3]	4.00%	[2]
Actual	15.04%	[2],[3]	15.52%	[2]
Mizuho Bank Limited | Non-consolidated
Tier 1 capital:
Required	399,000,000,000	[2],[3]	413,000,000,000	[2]
Actual	2,294,000,000,000	[2],[3]	2,380,000,000,000	[2]
Total risk-based capital:
Required	798,000,000,000	[2],[3]	826,000,000,000	[2]
Actual	3,087,000,000,000	[2],[3]	3,227,000,000,000	[2]
Tier 1 capital:
Required	2.00%	[2],[3]	2.00%	[2]
Actual	11.49%	[2],[3]	11.51%	[2]
Total risk-based capital:
Required	4.00%	[2],[3]	4.00%	[2]
Actual	15.46%	[2],[3]	15.62%	[2]
Mizuho Trust & Banking Company Limited | Consolidated
Common Equity Tier 1 capital:
Required	91,000,000,000
Actual	344,000,000,000
Required	3.50%
Actual	13.24%
Tier 1 capital:
Required	117,000,000,000		95,000,000,000	[2]
Actual	344,000,000,000		335,000,000,000	[2]
Total risk-based capital:
Required	208,000,000,000		191,000,000,000	[2]
Actual	448,000,000,000		436,000,000,000	[2]
Tier 1 capital:
Required	4.50%		4.00%	[2]
Actual	13.24%		14.02%	[2]
Total risk-based capital:
Required	8.00%		8.00%	[2]
Actual	17.22%		18.26%	[2]
Mizuho Trust & Banking Company Limited | Non-consolidated
Common Equity Tier 1 capital:
Required	90,000,000,000
Actual	345,000,000,000
Required	3.50%
Actual	13.46%
Tier 1 capital:
Required	115,000,000,000		94,000,000,000	[2]
Actual	345,000,000,000		332,000,000,000	[2]
Total risk-based capital:
Required	205,000,000,000		188,000,000,000	[2]
Actual	¥ 446,000,000,000		¥ 433,000,000,000	[2]
Tier 1 capital:
Required	4.50%		4.00%	[2]
Actual	13.46%		14.13%	[2]
Total risk-based capital:
Required	8.00%		8.00%	[2]
Actual	17.44%		18.42%	[2]

[1]	The distribution of all of the shares of MHSC to MHFG as a dividend in kind (¥424.4 billion) on April 1, 2013 was deducted from Common Equity Tier 1 capital.
[2]	The amounts and ratios as of March 31, 2012 and the amounts and ratios of MHBK as of March 31, 2013 were calculated in accordance with Basel II.
[3]	The distribution of all of the shares of MHSC to MHFG as a dividend in kind (¥125.7 billion) on April 1, 2013 was deducted from Tier 1 capital.